Apr. 25, 2025
MML Invesco Discovery Mid Cap Fund | MML Invesco Discovery Mid Cap Fund
INVESTMENT OBJECTIVE
This Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class II	Service Class I
Management Fees	0.64%	0.64%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses(1)	0.19%	0.19%
Total Annual Fund Operating Expenses	0.83%	1.08%

(1)
Other expenses are based on estimated amounts for the current fiscal year of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class II	$85	$265
Service Class I	$110	$343

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund mainly invests in common stocks of U.S. companies that the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), expects to have above-average growth rates. The Fund seeks to invest in newer companies or in more established companies that are in the early growth phase of their business cycle, which is typically marked by above-average growth rates. Under normal circumstances, the Fund invests directly or indirectly at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of mid-cap companies. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Invesco Advisers currently defines “mid-cap” companies as those that have a market capitalization, at the time of purchase, within the range of market capitalizations of the issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (as of February 28, 2025, between $555.98 million and $82.33 billion). This range is subject to change at any time due to market activity or changes in the composition of that index. The Fund may invest up to 20% of its net assets in companies whose market capitalizations at the time of investment are outside of that capitalization range.
The Fund invests primarily in U.S. companies but may also purchase securities of issuers in any country, including developed countries and emerging markets (i.e., those that are generally in the early stages of their industrial cycle). The Fund has no limits on the amount of its assets that can be invested in foreign securities, but currently does not intend to invest substantially in such securities. Foreign securities are those of issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States, or whose “country of risk” is a foreign country as determined by a third-party service provider. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
In selecting investments for the Fund, Invesco Advisers looks for companies with high growth potential using a “bottom-up” stock selection process. The “bottom-up” approach focuses on fundamental analysis of individual issuers before considering the impact of overall economic, market, or industry trends. This approach includes analysis of a company’s financial statements and management structure and consideration of the company’s operations, product development, and its industry position. Invesco Advisers currently focuses on what it believes to be high-growth companies that are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. As reflected in the Fund’s name, Invesco Advisers’ “Discovery” team of portfolio managers seeks to discover such companies early. Invesco Advisers monitors individual issuers for changes in the factors above, which may trigger Invesco Advisers’ decision to sell a security, but does not require its decision to do so. The factors considered by Invesco Advisers may vary in particular cases and may change over time.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Performance Information
The Fund had not begun operations prior to the date of this Prospectus, and therefore has no performance history. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Russell 3000® Index as a primary index and the Russell Midcap Growth Index as a secondary index, will be available after the Fund has been in operation for one calendar year.